UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2024

CLEARBRIDGE

ALL CAP VALUE FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks long-term capital growth. Current income is a secondary consideration.

II	ClearBridge All Cap Value Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge All Cap Value Fund for the six-month reporting period ended March 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Subsequent event notice

The Board of Trustees, on behalf of the Fund (the “Target Fund”), has approved a reorganization pursuant to which the Target Fund’s assets would be acquired, and its liabilities would be assumed, by ClearBridge Value Fund (the “Acquiring Fund”), a series of Legg Mason Global Asset Management Trust, in exchange for shares of the Acquiring Fund (the “Reorganization”). The Target Fund would then be terminated, and shares of the Acquiring Fund would be distributed to Target Fund shareholders.

The completion of the Reorganization is subject to a number of conditions, but the Reorganization does not require the approval of shareholders. The Reorganization is expected to be completed on or about August 23, 2024, but the Reorganization may occur on such later date as the parties may agree. Effective at the close of market on or about June 24, 2024, the Target Fund will be closed to all new investors except as noted below. Investors who have an open and funded account on June 24 will be able to continue to invest in the Target Fund through exchanges and additional purchases after such date. The following categories of investors will continue to be able to open new accounts in the Target Fund after the close of market on June 24: (1) clients of discretionary investment allocation programs where such programs had investments in the Target Fund prior to the close of market on June 24; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Target Fund was available to participants prior to the close of market on June 24. Effective after the close of market on or about August 21, 2024, the Target Fund will not accept any additional purchases or exchanges. The Target Fund reserves the right to change this policy at any time. For more information, please see the Target Fund’s prospectus supplement dated May 6, 2024.

ClearBridge All Cap Value Fund	III

Letter from the president (cont’d)

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

IV	ClearBridge All Cap Value Fund

Performance review

For the six months ended March 31, 2024, Class A shares of ClearBridge All Cap Value Fund, excluding sales charges, returned 21.60%. The Fund’s unmanaged benchmark, the Russell 3000 Value Indexi, returned 19.29% for the same period.

Performance Snapshot as of March 31, 2024 (unaudited)
(excluding sales charges)	6 months
ClearBridge All Cap Value Fund:
Class A	21.60%
Class C	21.21%
Class I	21.82%
Class IS	21.77%
Russell 3000 Value Index	19.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 31, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.15%, 1.83%, 0.80% and 0.75%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.90% for Class C shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

ClearBridge All Cap Value Fund	V

Performance review (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

RISKS: Equity securities are subject to market and price fluctuations. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund is subject to certain risks of overseas investing not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

VI	ClearBridge All Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2024 and September 30, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	21.60%	$1,000.00	$1,216.00	1.11%	$6.15	Class A	5.00%	$1,000.00	$1,019.45	1.11%	$5.60
Class C	21.21	1,000.00	1,212.10	1.81	10.01	Class C	5.00	1,000.00	1,015.95	1.81	9.12
Class I	21.82	1,000.00	1,218.20	0.78	4.33	Class I	5.00	1,000.00	1,021.10	0.78	3.94
Class IS	21.77	1,000.00	1,217.70	0.71	3.94	Class IS	5.00	1,000.00	1,021.45	0.71	3.59

2	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

[1]	For the six months ended March 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio (except for non-recurring expenses, if any) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2024

ClearBridge All Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 3.5%
Interactive Media & Services — 1.8%
Meta Platforms Inc., Class A Shares	60,000	$29,134,800
Wireless Telecommunication Services — 1.7%
T-Mobile US Inc.	170,000	27,747,400
Total Communication Services		56,882,200
Consumer Discretionary — 6.1%
Hotels, Restaurants & Leisure — 1.4%
Airbnb Inc., Class A Shares	60,000	9,897,600	*
Six Flags Entertainment Corp.	500,000	13,160,000	*
Total Hotels, Restaurants & Leisure		23,057,600
Household Durables — 0.8%
Sony Group Corp., ADR	150,000	12,861,000
Specialty Retail — 3.9%
AutoZone Inc.	6,000	18,909,900	*
Lithia Motors Inc.	45,000	13,538,700
Murphy USA Inc.	75,000	31,440,000
Total Specialty Retail		63,888,600
Total Consumer Discretionary		99,807,200
Consumer Staples — 4.6%
Consumer Staples Distribution & Retail — 2.4%
Performance Food Group Co.	175,000	13,062,000	*
Target Corp.	150,000	26,581,500
Total Consumer Staples Distribution & Retail		39,643,500
Personal Care Products — 2.2%
Coty Inc., Class A Shares	1,500,000	17,940,000	*
Haleon PLC, ADR	2,000,000	16,980,000
Total Personal Care Products		34,920,000
Total Consumer Staples		74,563,500
Energy — 13.2%
Energy Equipment & Services — 4.6%
Atlas Energy Solutions Inc.	625,000	14,137,500
Baker Hughes Co.	800,000	26,800,000
Noble Corp. PLC	700,000	33,943,000
Total Energy Equipment & Services		74,880,500
Oil, Gas & Consumable Fuels — 8.6%
ConocoPhillips	220,000	28,001,600
EQT Corp.	650,000	24,095,500
Hess Corp.	160,000	24,422,400

See Notes to Financial Statements.

4	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

ClearBridge All Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Suncor Energy Inc.	900,000	$33,219,000
TotalEnergies SE, ADR	450,000	30,973,500
Total Oil, Gas & Consumable Fuels		140,712,000
Total Energy		215,592,500
Financials — 23.6%
Banks — 3.9%
M&T Bank Corp.	135,000	19,634,400
Wells Fargo & Co.	750,000	43,470,000
Total Banks		63,104,400
Capital Markets — 1.5%
Goldman Sachs Group Inc.	60,000	25,061,400
Consumer Finance — 3.1%
Capital One Financial Corp.	150,000	22,333,500
OneMain Holdings Inc.	550,000	28,099,500
Total Consumer Finance		50,433,000
Financial Services — 8.4%
Block Inc.	375,000	31,717,500	*
Corebridge Financial Inc.	800,000	22,984,000
Euronet Worldwide Inc.	125,000	13,741,250	*
Fiserv Inc.	275,000	43,950,500	*
MGIC Investment Corp.	1,100,000	24,596,000
Total Financial Services		136,989,250
Insurance — 5.8%
American International Group Inc.	600,000	46,902,000
Everest Group Ltd.	40,000	15,900,000
Fairfax Financial Holdings Ltd.	28,968	31,257,631
Total Insurance		94,059,631
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AGNC Investment Corp.	1,500,000	14,850,000
Total Financials		384,497,681
Health Care — 10.8%
Biotechnology — 4.8%
AbbVie Inc.	230,000	41,883,000
Biogen Inc.	40,000	8,625,200	*
Gilead Sciences Inc.	375,000	27,468,750
Total Biotechnology		77,976,950
Health Care Equipment & Supplies — 1.6%
Medtronic PLC	225,000	19,608,750
QuidelOrtho Corp.	130,000	6,232,200	*
Total Health Care Equipment & Supplies		25,840,950

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2024

ClearBridge All Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — 1.5%
CVS Health Corp.	300,000	$23,928,000
Life Sciences Tools & Services — 1.0%
ICON PLC	50,000	16,797,500	*
Pharmaceuticals — 1.9%
Johnson & Johnson	200,000	31,638,000
Total Health Care		176,181,400
Industrials — 9.7%
Aerospace & Defense — 2.6%
Airbus SE	125,000	23,028,601	(a)
BWX Technologies Inc.	180,000	18,471,600
Total Aerospace & Defense		41,500,201
Air Freight & Logistics — 1.8%
United Parcel Service Inc., Class B Shares	200,000	29,726,000
Commercial Services & Supplies — 1.2%
Clean Harbors Inc.	100,000	20,131,000	*
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd.	190,000	16,752,300
Machinery — 1.3%
CNH Industrial NV	750,000	9,720,000
Hillman Solutions Corp.	1,000,000	10,640,000	*
Total Machinery		20,360,000
Passenger Airlines — 1.1%
Alaska Air Group Inc.	400,000	17,196,000	*
Trading Companies & Distributors — 0.7%
GATX Corp.	90,000	12,062,700
Total Industrials		157,728,201
Information Technology — 9.6%
Electronic Equipment, Instruments & Components — 0.9%
Zebra Technologies Corp., Class A Shares	50,000	15,072,000	*
Semiconductors & Semiconductor Equipment — 4.9%
Marvell Technology Inc.	250,000	17,720,000
Micron Technology Inc.	400,000	47,156,000
Skyworks Solutions Inc.	140,000	15,164,800
Total Semiconductors & Semiconductor Equipment		80,040,800
Software — 3.8%
Gen Digital Inc.	900,000	20,160,000
Oracle Corp.	325,000	40,823,250
Total Software		60,983,250
Total Information Technology		156,096,050

See Notes to Financial Statements.

6	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

ClearBridge All Cap Value Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Materials — 8.1%
Chemicals — 3.1%
Air Liquide SA		104,500	$21,741,089	(a)
Corteva Inc.		350,000	20,184,500
Olin Corp.		170,000	9,996,000
Total Chemicals			51,921,589
Construction Materials — 2.1%
Vulcan Materials Co.		125,000	34,115,000
Metals & Mining — 2.9%
Freeport-McMoRan Inc.		750,000	35,265,000
Wheaton Precious Metals Corp.		250,000	11,782,500
Total Metals & Mining			47,047,500
Total Materials			133,084,089
Real Estate — 1.0%
Residential REITs — 1.0%
American Homes 4 Rent, Class A Shares		450,000	16,551,000
Utilities — 8.2%
Electric Utilities — 3.3%
Constellation Energy Corp.		169,999	31,424,315
Exelon Corp.		600,000	22,542,000
Total Electric Utilities			53,966,315
Independent Power and Renewable Electricity Producers — 4.3%
AES Corp.		1,600,000	28,688,000
Vistra Corp.		600,000	41,790,000
Total Independent Power and Renewable Electricity Producers			70,478,000
Multi-Utilities — 0.6%
DTE Energy Co.		85,000	9,531,900
Total Utilities			133,976,215
Total Investments before Short-Term Investments (Cost — $1,092,285,126)			1,604,960,036

	Rate
Short-Term Investments — 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%	13,105,056	13,105,056	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.242%	13,105,055	13,105,055	(b)(c)
Total Short-Term Investments (Cost — $26,210,111)			26,210,111
Total Investments — 100.0% (Cost — $1,118,495,237)			1,631,170,147
Liabilities in Excess of Other Assets — (0.0)%††			(105,194)
Total Net Assets — 100.0%			$1,631,064,953

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2024

ClearBridge All Cap Value Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $13,105,055 and the cost was $13,105,055 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $1,105,390,182)	$1,618,065,092
Investments in affiliated securities, at value (Cost — $13,105,055)	13,105,055
Cash	510,000
Dividends receivable from unaffiliated investments	1,280,545
European Union tax reclaims receivable (Note 1)	475,698
Receivable for Fund shares sold	243,536
Dividends receivable from affiliated investments	62,936
Security litigation proceeds receivable	16,105
Prepaid expenses	28,712
Total Assets	1,633,787,679

Liabilities:
Investment management fee payable	897,102
Payable for Fund shares repurchased	676,760
Transfer agent fees payable	422,630
Service and/or distribution fees payable	330,808
Trustees’ fees payable	193,495
European Union tax reclaim contingent fees payable (Note 1)	118,924
Accrued expenses	83,007
Total Liabilities	2,722,726
Total Net Assets	$1,631,064,953

Net Assets:
Par value (Note 7)	$1,101
Paid-in capital in excess of par value	1,065,806,703
Total distributable earnings (loss)	565,257,149
Total Net Assets	$1,631,064,953

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2024

Net Assets:
Class A	$1,587,026,314
Class C	$6,376,556
Class I	$32,819,998
Class IS	$4,842,085

Shares Outstanding:
Class A	107,246,391
Class C	530,662
Class I	2,027,261
Class IS	299,574

Net Asset Value:
Class A (and redemption price)	$14.80
Class C*	$12.02
Class I (and redemption price)	$16.19
Class IS (and redemption price)	$16.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$15.66

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2024

Investment Income:
Dividends from unaffiliated investments	$17,779,760
Dividends from affiliated investments	507,480
European Union tax reclaims (Note 1)	288,977
Less: Foreign taxes withheld	(339,909)
Total Investment Income	18,236,308

Expenses:
Investment management fee (Note 2)	5,133,538
Service and/or distribution fees (Notes 2 and 5)	1,813,496
Transfer agent fees (Notes 2 and 5)	1,128,841
European Union tax reclaim contingent fees (Note 1)	72,244
Trustees’ fees	65,265
Fund accounting fees	40,346
Registration fees	40,256
Legal fees	28,671
Shareholder reports	20,070
Audit and tax fees	17,761
Commitment fees (Note 9)	6,327
Insurance	5,091
Custody fees	2,393
Miscellaneous expenses	8,317
Total Expenses	8,382,616
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(211,471)
Net Expenses	8,171,145
Net Investment Income	10,065,163

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	48,996,347
Foreign currency transactions	5,218
Net Realized Gain	49,001,565
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	235,162,101
Foreign currencies	5,304
Change in Net Unrealized Appreciation (Depreciation)	235,167,405
Net Gain on Investments and Foreign Currency Transactions	284,168,970
Increase in Net Assets From Operations	$294,234,133

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended March 31, 2024 (unaudited) and the Year Ended September 30, 2023	2024	2023

Operations:
Net investment income	$10,065,163	$15,416,045
Net realized gain	49,001,565	50,612,251
Change in net unrealized appreciation (depreciation)	235,167,405	140,779,050
Increase in Net Assets From Operations	294,234,133	206,807,346

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(65,888,009)	(99,736,796)
Decrease in Net Assets From Distributions to Shareholders	(65,888,009)	(99,736,796)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	25,768,538	52,066,618
Reinvestment of distributions	65,376,593	98,782,387
Cost of shares repurchased	(94,972,741)	(160,779,391)
Decrease in Net Assets From Fund Share Transactions	(3,827,610)	(9,930,386)
Increase in Net Assets	224,518,514	97,140,164

Net Assets:
Beginning of period	1,406,546,439	1,309,406,275
End of period	$1,631,064,953	$1,406,546,439

See Notes to Financial Statements.

12	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$12.74	$11.78	$14.98	$10.98	$12.73	$14.81

Income (loss) from operations:
Net investment income	0.09	0.14	0.13	0.18	0.19	0.16
Net realized and unrealized gain (loss)	2.58	1.73	(1.66)	4.37	(1.75)	(0.78)
Total income (loss) from operations	2.67	1.87	(1.53)	4.55	(1.56)	(0.62)

Less distributions from:
Net investment income	(0.14)	(0.16)	(0.18)	(0.18)	(0.19)	(0.10)
Net realized gains	(0.47)	(0.75)	(1.49)	(0.37)	—	(1.36)
Total distributions	(0.61)	(0.91)	(1.67)	(0.55)	(0.19)	(1.46)

Net asset value, end of period	$14.80	$12.74	$11.78	$14.98	$10.98	$12.73
Total return[3]	21.60%	15.99%	(11.76)%	42.55%	(12.50)%	(3.41)%[4]

Net assets, end of period (millions)	$1,587	$1,369	$1,276	$1,552	$1,184	$1,510

Ratios to average net assets:
Gross expenses	1.14%[5,6]	1.15%[6]	1.14%	1.16%	1.20%	1.16%
Net expenses[7,8]	1.11 [5,6]	1.11 [6]	1.12	1.13	1.16	1.13
Net investment income	1.36 [5]	1.07	0.91	1.32	1.61	1.25

Portfolio turnover rate	14%	24%	28%	28%	20%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (3.48)% for the year ended September 30, 2019.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended March 31, 2024 and for the year ended September 30, 2023.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.42	$9.78	$12.67	$9.35	$10.76	$12.73

Income (loss) from operations:
Net investment income	0.04	0.04	0.02	0.07	0.09	0.06
Net realized and unrealized gain (loss)	2.10	1.44	(1.37)	3.71	(1.50)	(0.64)
Total income (loss) from operations	2.14	1.48	(1.35)	3.78	(1.41)	(0.58)

Less distributions from:
Net investment income	(0.07)	(0.09)	(0.05)	(0.09)	—	(0.03)
Net realized gains	(0.47)	(0.75)	(1.49)	(0.37)	—	(1.36)
Total distributions	(0.54)	(0.84)	(1.54)	(0.46)	—	(1.39)

Net asset value, end of period	$12.02	$10.42	$9.78	$12.67	$9.35	$10.76
Total return[3]	21.21%	15.14%	(12.32)%	41.61%	(13.10)%	(3.78)%[4]

Net assets, end of period (000s)	$6,377	$5,711	$6,108	$9,317	$9,262	$17,348

Ratios to average net assets:
Gross expenses	1.84%[5,6]	1.83%[6]	1.86%	1.86%	1.84%	1.76%
Net expenses[7,8]	1.81 [5,6]	1.80 [6]	1.84	1.83	1.80	1.72
Net investment income	0.66 [5]	0.38	0.18	0.61	0.95	0.52

Portfolio turnover rate	14%	24%	28%	28%	20%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (4.67)% for the year ended September 30, 2019.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended March 31, 2024 and would have been 1.83% and 1.79%, respectively, for the year ended September 30, 2023.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

14	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$13.90	$12.78	$16.12	$11.78	$13.63	$15.75

Income (loss) from operations:
Net investment income	0.12	0.20	0.19	0.25	0.25	0.22
Net realized and unrealized gain (loss)	2.82	1.87	(1.80)	4.68	(1.86)	(0.82)
Total income (loss) from operations	2.94	2.07	(1.61)	4.93	(1.61)	(0.60)

Less distributions from:
Net investment income	(0.18)	(0.20)	(0.24)	(0.22)	(0.24)	(0.16)
Net realized gains	(0.47)	(0.75)	(1.49)	(0.37)	—	(1.36)
Total distributions	(0.65)	(0.95)	(1.73)	(0.59)	(0.24)	(1.52)

Net asset value, end of period	$16.19	$13.90	$12.78	$16.12	$11.78	$13.63
Total return[3]	21.82%	16.31%	(11.43)%	43.03%	(12.13)%	(3.06)%[4]

Net assets, end of period (000s)	$32,820	$27,659	$26,069	$29,865	$21,592	$32,709

Ratios to average net assets:
Gross expenses	0.81%[5,6]	0.81%[6]	0.80%	0.80%	0.81%	0.80%
Net expenses[7,8]	0.78 [5,6]	0.77 [6]	0.77	0.77	0.78	0.77
Net investment income	1.69 [5]	1.42	1.26	1.68	1.99	1.60

Portfolio turnover rate	14%	24%	28%	28%	20%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (3.20)% for the year ended September 30, 2019.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.80% and 0.77%, respectively, for the six months ended March 31, 2024 and 0.80% and 0.77%, respectively, for the year ended September 30, 2023.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$13.89	$12.76	$16.10	$11.77	$13.62	$15.74

Income (loss) from operations:
Net investment income	0.13	0.19	0.20	0.27	0.26	0.24
Net realized and unrealized gain (loss)	2.80	1.90	(1.79)	4.66	(1.86)	(0.83)
Total income (loss) from operations	2.93	2.09	(1.59)	4.93	(1.60)	(0.59)

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.26)	(0.23)	(0.25)	(0.17)
Net realized gains	(0.47)	(0.75)	(1.49)	(0.37)	—	(1.36)
Total distributions	(0.66)	(0.96)	(1.75)	(0.60)	(0.25)	(1.53)

Net asset value, end of period	$16.16	$13.89	$12.76	$16.10	$11.77	$13.62
Total return[3]	21.77%	16.51%	(11.37)%	43.09%	(12.07)%	(2.98)%[4]

Net assets, end of period (000s)	$4,842	$4,054	$1,641	$1,897	$1,003	$1,239

Ratios to average net assets:
Gross expenses	0.74%[5,6]	0.75%[6]	0.75%	0.77%	0.75%	0.76%
Net expenses[7,8]	0.71 [5,6]	0.70 [6]	0.70	0.70	0.70	0.70
Net investment income	1.76 [5]	1.43	1.33	1.76	2.08	1.81

Portfolio turnover rate	14%	24%	28%	28%	20%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended September 30, 2019.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.73% and 0.70%, respectively, for the six months ended March 31, 2024 and would not have changed for the year ended September 30, 2023.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

16	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Industrials	$134,699,600	$23,028,601	—	$157,728,201
Materials	111,343,000	21,741,089	—	133,084,089
Other Common Stocks	1,314,147,746	—	—	1,314,147,746
Total Long-Term Investments	1,560,190,346	44,769,690	—	1,604,960,036
Short-Term Investments†	26,210,111	—	—	26,210,111
Total Investments	$1,586,400,457	$44,769,690	—	$1,631,170,147

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions.

20	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1.5 billion	0.700%
Next $0.5 billion	0.680
Next $0.5 billion	0.650
Next $1.0 billion	0.600
Over $3.5 billion	0.500

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.90%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in

22	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $211,471, which included an affiliated money market fund waiver of $8,738.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $20,092 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$59,126	—
CDSCs	8,960	$25

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of March 31, 2024, the Fund had accrued $169,083 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$203,696,323
Sales	224,328,362

At March 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,118,495,237	$542,570,348	$(29,895,438)	$512,674,910

4. Derivative instruments and hedging activities

During the six months ended March 31, 2024, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,784,944	$1,115,531
Class C	28,552	3,001
Class I	—	10,235
Class IS	—	74
Total	$1,813,496	$1,128,841

24	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

For the six months ended March 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$205,752
Class C	822
Class I	4,194
Class IS	703
Total	$211,471

6. Distributions to shareholders by class

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$14,542,078	$17,140,073
Class C	34,367	55,722
Class I	362,603	404,394
Class IS	60,999	27,630
Total	$15,000,047	$17,627,819

Net Realized Gains:
Class A	$49,558,646	$80,045,560
Class C	243,251	441,578
Class I	936,613	1,522,734
Class IS	149,452	99,105
Total	$50,887,962	$82,108,977

7. Shares of beneficial interest

At March 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,516,624	$20,033,761	3,375,290	$42,678,509
Shares issued on reinvestment	4,907,317	63,647,903	7,692,886	96,314,930
Shares repurchased	(6,640,678)	(87,979,463)	(11,864,913)	(149,784,500)
Net decrease	(216,737)	$(4,297,799)	(796,737)	$(10,791,061)

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	39,914	$441,780	89,635	$926,526
Shares issued on reinvestment	26,177	276,162	48,088	494,827
Shares repurchased	(83,427)	(894,908)	(214,047)	(2,215,881)
Net decrease	(17,336)	$(176,966)	(76,324)	$(794,528)

Class I
Shares sold	323,226	$4,660,705	416,785	$5,730,302
Shares issued on reinvestment	87,656	1,242,077	135,429	1,845,895
Shares repurchased	(372,982)	(5,352,423)	(602,947)	(8,253,843)
Net increase (decrease)	37,900	$550,359	(50,733)	$(677,646)

Class IS
Shares sold	44,572	$632,292	192,190	$2,731,281
Shares issued on reinvestment	14,873	210,451	9,319	126,735
Shares repurchased	(51,799)	(745,947)	(38,190)	(525,167)
Net increase	7,646	$96,796	163,319	$2,332,849

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended March 31, 2024. The following transactions were effected in such company for the six months ended March 31, 2024.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$33,332,321	$27,886,012	27,886,012	$48,113,278	48,113,278

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$507,480	—	$13,105,055

26	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2024.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

11. Subsequent event

The Board of Trustees, on behalf of the Fund (the “Target Fund”), has approved a reorganization pursuant to which the Target Fund’s assets would be acquired, and its liabilities would be assumed, by ClearBridge Value Fund (the “Acquiring Fund”), a series of Legg Mason Global Asset Management Trust, in exchange for shares of the Acquiring Fund (the “Reorganization”). The Target Fund would then be terminated, and shares of the Acquiring Fund would be distributed to Target Fund shareholders.

The completion of the Reorganization is subject to a number of conditions, but the Reorganization does not require the approval of shareholders. The Reorganization is expected to be completed on or about August 23, 2024, but the Reorganization may occur on such later date as the parties may agree. Effective at the close of market on or about June 24, 2024, the Target Fund will be closed to all new investors except as noted below. Investors who have an open and funded account on June 24 will be able to continue to

ClearBridge All Cap Value Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

invest in the Target Fund through exchanges and additional purchases after such date. The following categories of investors will continue to be able to open new accounts in the Target Fund after the close of market on June 24: (1) clients of discretionary investment allocation programs where such programs had investments in the Target Fund prior to the close of market on June 24; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Target Fund was available to participants prior to the close of market on June 24. Effective after the close of market on or about August 21, 2024, the Target Fund will not accept any additional purchases or exchanges. The Target Fund reserves the right to change this policy at any time. For more information, please see the Target Fund’s prospectus supplement dated May 6, 2024.

28	ClearBridge All Cap Value Fund 2024 Semi-Annual Report

ClearBridge

All Cap Value Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

ClearBridge All Cap Value Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge All Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge All Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD1118 5/24 SR24-4860

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2024